Segment Information - Additional Information (Details) - Segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Number of reportable segments not disclosed flag	true
HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Number of operating segments	2	2
Segment Reporting, Expense Information Used by CODM, Description	the Company has corporate operations (Headquarters) which include general corporate expenses.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses segment operating income in the budget and forecasting process and to monitor budget versus actual results, which are used in assessing the performance of the segments and to allocate resources to the segments.